Other information - Non-cash (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-cash transactions:
Addition of property, plant and equipment by means of capital leases	CAD 34,730	CAD 23,490
Acquisition of property, plant and equipment related to the initial investment in the partnership	2,581	0
Increase in capital lease obligations related to the initial investment in the partnership	800	0
Increase in long term debt related to the initial investment in the partnership	637	0
Reclass from property, plant and equipment to assets held for sale	(6,869)	(1,374)
Non-cash working capital exclusions:
Increase in inventory related to the initial partnership investment	(29)	0
Increase in prepaid expenses related to the initial investment in the partnership	(4)	0
Decrease in inventory related to a non-monetary transaction	0	(575)
Net (decrease) increase in accrued liabilities related to dividend payable	(59)	569
Operating activities:
Accounts receivable	(7,148)	(15,344)
Unbilled revenue	(5,607)	1,600
Inventories	(1,288)	(1,437)
Prepaid expenses and deposits	(283)	126
Accounts payable	5,640	4,517
Accrued liabilities	1,904	4,144
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(247)	614
Net changes in non-cash working capital	(7,029)	(5,780)
Purchase of property, plant and equipment
Non-cash working capital exclusions:
Increase in accrued liabilities related to the current portion of the deferred gain on sale-leaseback	859	365
Restricted share units (RSUs) | Restricted share unit plan
Non-cash working capital exclusions:
Net decrease in accrued liabilities related to current portion of RSU liability	CAD 0	CAD (671)